SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 14, 2017
Significant Accounting Policies [Line Items]
Premiums reduction, write off of risk corridor receivables			$ 583,000,000
Member co-share amounts and government subsidies			$ 13,400,000,000	$ 12,300,000,000	$ 9,700,000,000
Number of days notice for employer group to cancel short-duration prepaid health services policies			30 days
Consumer discounts on brand name prescription drugs			50.00%
Pharmaceutical rebates			$ 889,000,000	723,000,000
Typical term (in years) of short-duration employer-group prepaid health services policies			1 year
Health care reform, premium deficiency reserve, change in estimate	$ 208,000,000		$ 208,000,000	176,000,000
Investment income			389,000,000	474,000,000	377,000,000
Benefits expense			$ 45,007,000,000	44,269,000,000	38,166,000,000
Document Fiscal Year Focus			2016
Excess tax benefit, amount		$ 20,000,000
Excess tax benefit, per share amount		$ 0.12
Net cash provided by operating activities			$ 1,936,000,000	868,000,000	1,618,000,000
Net cash used in financing activities			732,000,000	(552,000,000)	(758,000,000)
New Tricare South Region Contract
Significant Accounting Policies [Line Items]
TRICARE Health care cost reimbursements			3,300,000,000	3,300,000,000
Difference between TRICARE health care costs payments and reimbursements			$ (25,000,000)	(4,000,000)
TRICARE Health care cost payments					3,200,000,000
Equipment | Minimum
Significant Accounting Policies [Line Items]
Useful life			3 years
Equipment | Maximum
Significant Accounting Policies [Line Items]
Useful life			10 years
Computer Software | Minimum
Significant Accounting Policies [Line Items]
Useful life			3 years
Computer Software | Maximum
Significant Accounting Policies [Line Items]
Useful life			5 years
Building | Minimum
Significant Accounting Policies [Line Items]
Useful life			10 years
Building | Maximum
Significant Accounting Policies [Line Items]
Useful life			20 years
Commercial Medical
Significant Accounting Policies [Line Items]
Percentage of premiums and services revenue			16.00%
CMS Reinsurance Subsidies Or Discounts
Significant Accounting Policies [Line Items]
Subsidy and discount payments			$ 10,000,000,000	8,900,000,000	6,700,000,000
Subsidy and discount reimbursements			11,100,000,000	8,600,000,000	5,800,000,000
Subsidy and discount payments in excess of reimbursements			$ (1,100,000,000)	(361,000,000)	(945,000,000)
Settlement period after close			9 months
CMS Brand Name Prescription Drug Discounts | Minimum
Significant Accounting Policies [Line Items]
Settlement period after close			14 months
CMS Brand Name Prescription Drug Discounts | Maximum
Significant Accounting Policies [Line Items]
Settlement period after close			18 months
MCCI
Significant Accounting Policies [Line Items]
Related party receivable				284,000,000
Interest rate on receivable			10.00%
Maximum borrowing capacity			$ 55,000,000
Advances to affiliate			6,000,000
Benefits expense			1,100,000,000	1,000,000,000	962,000,000
Health and Human Services | Reinsurance Contribution
Significant Accounting Policies [Line Items]
Member co-share amounts and government subsidies			345,000,000	478,000,000	281,000,000
Government and health plan member payments			(373,000,000)	(409,000,000)	(255,000,000)
Government and health plan member subsidies, amount in excess of payments			(28,000,000)	69,000,000	26,000,000
New Accounting Pronouncement, Early Adoption, Effect | Accounting Standards Update 2016-09
Significant Accounting Policies [Line Items]
Net cash provided by operating activities		$ 20,000,000
Net cash used in financing activities		$ (20,000,000)
Operating Segments | Healthcare Services
Significant Accounting Policies [Line Items]
Investment income			30,000,000	0	0
Benefits expense			0	$ 0	$ 0
Other long-term assets
Significant Accounting Policies [Line Items]
Related party receivable			$ 314,000,000
Revenue From Premiums and Investment Income | External Revenues
Significant Accounting Policies [Line Items]
Premiums and investment income as a percent of consolidated external revenues			98.00%
Subsequent Event | Settled Litigation | U.S. Department Of Justice vs. Humana And Aetna
Significant Accounting Policies [Line Items]
Breakup fee to be received						$ 1,000,000,000